Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Net operating losses carry forward	$ 1,585,963	$ 1,524,901	$ 1,548,868
Cutoff adjustments
Gross deferred tax assets	1,585,963	1,524,901	1,548,868
Less: valuation allowance	(1,585,963)	(1,524,901)	(1,548,868)
Net deferred tax assets